Employee Benefits (Tables)	6 Months Ended
Jun. 30, 2020
Text Block [Abstract]
Summary of Employee Benefit Expense
	Three months ended June 30		Six months ended June 30
	2020	2019	2020	2019
Payroll, profit sharing and bonuses	1,170,123	593,120	2,312,050	1,146,868
Pension Plan	45,468	22,831	89,581	43,605
Share-based payments (note 31.1)	41,500	16,029	76,387	26,903
Charges on restricted shares (note 31.1)	54,170	10,036	11,475	15,670
Health medical care, food, transportation and other benefits	144,805	63,131	291,956	120,311
Charges, taxes and social contributions	147,456	51,552	284,248	98,699
INSS	41,542	42,100	91,004	84,176
Total	1,645,064	798,799	3,156,701	1,536,232

Summary of Number and Weighted Average Number of Shares

The variations in the number of outstanding stock options and their related weighted-average prices, as well as variations in the number of restricted stock are as follows:

Stock Option Plan and Strategy Acceleration Plan
	Average exercise price per option - R$	Options (thousands)
Balance on December 31, 2019	16.51	17,568
Related to Avon subsidiary – Business Combination (Note 4)	0.01	1,994
Expired	21.35	(72)
Exercised	26.35	(727)
Balance on June 30, 2020	16.29	18,763
Restricted shares (thousands)		Performance shares (thousands)
Balance on December 31, 2019	3,092	688
Granted	862	-
Expired	(22)	-
Exercised	(1,046)	(40)
Balance on June 30, 2020	2,886	648

Summary of Terms and Conditions of Share-based Payment Arrangement

Options for buying outstanding shares and restricted shares at the period ended June 30, 2020 have the following due dates prices:

As of June 30, 2020 -Stock option plan

Grant date	Right acquisition conditions	Exercise price - R$	Fair value[1]	Existing options	Remaining contractual life (years)	Vested options (thousands)
March 18, 2013	4 years of service as from the grant date	37.60	6.05	386	0.2	386
March 17, 2014	4 years of service as from the grant date	25.16	4.27	102	1.7	102
March 16, 2015	From 2 to 4 years of service as from the grant date	13.60	4.85 to 5.29	210	2.7	210
July 28, 2015 (Strategy acceleration)	From 4 to 5 years of service as from the grant date	12.90	6.20 to 6.23	1,296	3.1	196
March 15, 2016	From 2 to 4 years of service as from the grant date	12.84	7.16 to 7.43	286	3.8	284
July 11, 2016 (Strategy acceleration)	From 4 to 5 years of service as from the grant date	11.41	6.84 to 6.89	2,640	4.1	-
March 10, 2017	From 2 to 4 years of service as from the grant date	12.59	6.65 to 6.68	696	4.8	372
March 10, 2017 (Strategy acceleration)	From 4 to 5 years of service as from the grant date	12.59	6.87 to 6.89	2,210	4.8	-
March 12, 2018	From 2 to 4 years of service as from the grant date	16.96	7.96 to 8.21	1,998	5.8	642
March 12, 2018 (Strategy acceleration)	From 3 to 5 years of service as from the grant date	12.16 to 16.96	8.21 to 9.67	3,800	5.8	-
April 12, 2019	From 3 to 4 years of service as from the grant date	23.54	11.71 to 11.82	1,636	6.8	-
April 12, 2019 (Strategy acceleration)	From 4 to 5 years of service as from the grant date	23.54	11.51 to 11.71	1,900	6.8	-
December 31, 2020 to May 9, 2017	1 year of service as from the grant date	0.01	19.80	65	-	65
March 14, 2018 to December 17, 2018	From 1 to 3 years of service as from the grant date	0.01	19.70	334	1.2	55
March 13, 2019 to December 16, 2019	From 1 to 3 years of service as from the grant date	0.01	19.58	1,204	0.4 a 2.2	-
				18,763		2,312

As of June 30, 2020 - restricted shares

Grant date	Right acquisition conditions	Existing stock	Fair value (R$)	Remaining contractual life (years)
March 10, 2017	From 2 to 4 years of service as from the grant date	206	11.69 to 12.51	0.7
March 12, 2018 – Plan I	From 2 to 4 years of service as from the grant date	470	15.18 to 15.9	0.7
March 12, 2018 – Plan II	From 0.4 to 2.4 years of service as from the grant date	90	15.76 to 16.49	0.1
March 12, 2018 – Plan III	From 1 to 3 years of service as from the grant date	74	15.54 to 16.27	0.8
March 12, 2018 – Extraordinary Plan I	From 1 to 3 years of service as from the grant date	4	15.54 to 16.28	0.7
August 13, 2018 – Extraordinary Plan VI	From 1.6 to 3.6 years of service as from the grant date	50	12.24 to 13.13	0.7 to 1.7
April 12, 2019 – Plan I	From 2 to 4 years of service as from the grant date	814	21.62 to 22.53	0.7 to 2.8
April 12, 2019 – Plan II	From 1 to 3 years of service as from the grant date	312	22.14 to 22.85	0.7 to 1.7
March 27, 2020 - Co-Investment Plan	From 1 to 3 years of service as from the grant date	866	29.00	3
		2,886

As of June 30, 2020 – Performance shares

Grant date	Right acquisition conditions	Existing stock (thousands)	Fair value (R$)	Remaining contractual life (years)	Vested stock (thousands)
May 21, 2019	From 3 to 4 years of service as from the grant date and if the performance conditions are met	648	23.10 to 45.70	3.0 to 4.0	-
		648			-